UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2012
Shares				Value
	COMMON STOCK - 14.3%
	BIOTECHNOLOGY - 0.8%
21	Celgene Corp. *			$ 1,433

	CHEMICALS - 1.4%
35	Potash Corp. of Saskatchewan, Inc.			1,384
26	Sociedad Quimica y Minera de Chile SA - ADR			1,351
				2,735
	COAL - 1.5%
257	Patriot Coal Corp. *			609
49	Peabody Energy Corp.			1,145
23	Walter Energy, Inc.			1,114
				2,868
	ELECTRIC - 0.7%
20	ITC Holdings Corp.			1,379

	ENGINEERING & CONSTRUCTION - 2.0%
85	ABB Ltd. - ADR *			1,344
46	KBR, Inc.			1,172
136	McDermott International, Inc. *			1,380
				3,896
	IRON/STEEL - 0.6%
25	Cliffs Natural Resources, Inc.			1,195

	MACHINERY-CONSTRUCTION & MINING - 0.7%
22	Joy Global, Inc.			1,229

	MACHINERY-DIVERSIFIED - 0.8%
20	Wabtec Corp.			1,452

	MINING - 0.7%
68	Cameco Corp.			1,304

	OIL & GAS - 2.9%
20	Anadarko Petroleum Corp.			1,220
28	Ensco PLC			1,257
298	Parker Drilling Co. *			1,457
79	Ultra Petroleum Corp. *			1,463
				5,397
	OIL & GAS SERVICES - 1.4%
11	Core Laboratories NV			1,407
57	Superior Energy Services, Inc. *			1,233
				2,640

	RETAIL - 0.8%
16	Tractor Supply Co.			1,462

	TOTAL COMMON STOCK (Cost - $32,443)			26,990

	SHORT-TERM INVESTMENTS - 68.9%
	MONEY MARKET FUND - 68.9%
130,127	HighMark Treasury Plus Money Market Fund, 0.00% **			130,127
	TOTAL SHORT-TERM INVESTMENT (Cost - $130,127)

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares				Value
	TOTAL INVESTMENTS - 83.2% (Cost - $162,570) (a)			$ 157,117
	OTHER ASSETS LESS LIABILITIES - 16.8%			31,637
	NET ASSETS - 100.0%			$ 188,754

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ -
		Unrealized Depreciation:		(5,453)
		Net Unrealized Depreciation:		$ (5,453)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on May 31, 2012.
+ This investment is a holding of the AIS Fund Limited.
ADR - American Depository Receipt

PURCHASED FUTURES CONTRACTS		Expiration	Notional	Unrealized (Depreciation)
3	Mini Gold Future +	Aug-12	155,794	$ (1,066)
	TOTAL OPEN PURCHASED FUTURES CONTRACTS			$ (1,066)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.   Futures shall be valued at the close price at 4pm eastern time on the valuation date. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,982	$ 4,008	$ -	$ 26,990
Short-Term Investments	130,127	-	-	130,127
Total	$ 153,109	$ 4,008	$ -	$ 157,117
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$ 1,066	$ -	$ -	$ 1,066
Total	$ 1,066	$ -	$ -	$ 1,066

* Cumulative appreciation (depreciation ) of futures contracts is reported in the above table.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.The assets listed in Level 2 represent; Ensco PLC, Core Laboratories NV and ABB Ltd.

The Fund did not hold any Level 3 securities during the period.

Underlying Investments in other Investment Companies - The Fund currently invests a portion of its assets in HighMark Treasury Plus Money Market Fund.  The Fund may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the HighMark Treasury Plus Money Market Fund..  The financial statements of the HighMark Treasury Plus Money Market Fund., including the portfolio of investments, can be found at the Funds website, www.highmarkfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2012, the percentage of the Fund’s net assets invested in the HighMark Treasury Plus Money Market Fund. was 68.9%.

Consolidation of Subsidiaries – AIS Tactical Asset Allocation Portfolio ("AIS") with AIS Fund Ltd ("AIS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AIS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AIS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AIS's investment objectives and policies.

AIS-CFC utilizes commodity based derivative products to facilitate AIS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AIS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AIS Prospectus.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

A summary of the AIS's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at May 31, 2012	% of Fund Net Assets at May 31, 2012
AIS-CFC	5/1/2012	31,783	16.84%

Futures Contracts – The Fund is is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended May 31, 2012, the unrealized depreciation on Future contracts amounted to $1,066.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/27/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/27/12